Other Financial Assets - Summary of Other Financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other financial assets [line items]
Other Financial Assets	$ (359,022,783)	$ (351,638,283)
Receivables from Spot Sales of Foreign Currency Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	(23,446,577)	(7,254,491)
Receivables from Spot Sales of Government Securities Pending Settlement
Disclosure of other financial assets [line items]
Other Financial Assets	(64,254,638)	(143,959,883)
Sundry Debtors
Disclosure of other financial assets [line items]
Other Financial Assets	(138,980,363)	(116,956,583)
Mutual Funds
Disclosure of other financial assets [line items]
Other Financial Assets	(99,269,365)	(66,283,444)
Premiums from financial guarantee contracts
Disclosure of other financial assets [line items]
Other Financial Assets	(11,199,208)	(3,048,624)
Interest accrued receivable
Disclosure of other financial assets [line items]
Other Financial Assets	(22,898,599)	(14,294,760)
Fiduciary Participation Certificates
Disclosure of other financial assets [line items]
Other Financial Assets	(111,718)	0
Balances from claims pending recovery
Disclosure of other financial assets [line items]
Other Financial Assets	(7,910)	(98,542)
Minus: Allowances
Disclosure of other financial assets [line items]
Other Financial Assets	$ (1,145,595)	$ (258,044)